Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000020629 | FR_91282CPD7
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020629 | FR_912810UK2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020629 | FR_91282CPA3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020629 | FR_912810TC2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020629 | FR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020629 | FR_912810UN6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020629 | FR_912810TA6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020629 | FR_912810SA7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020629 | FR_3133KNJJ3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020629 | FR_3140XNRG1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020629 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	41.70%
C000020629 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	21.80%
C000020629 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	21.30%
C000020629 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	8.10%
C000020629 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	3.80%
C000020629 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	1.60%
C000020629 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	1.50%
C000020629 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.20%
C000248008 | FR_91282CML2
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000248008 | FR_91282CCM1
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000248008 | FR_91282CDX6
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000248008 | FR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000248008 | FR_91282CJH5
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000248008 | FR_912810QV3
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000248008 | FR_912810FD5
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000248008 | FR_912810PS1
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000248008 | FR_91282CBF7
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000248008 | FR_91282CNS6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000248008 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	80.40%
C000248008 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	19.60%
C000020607 | FR_91282CML2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020607 | FR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020607 | FR_9128282L3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020607 | FR_91282CEJ6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020607 | FR_912828Z37
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020607 | FR_91282CHP9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020607 | FR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020607 | FR_912828ZZ6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020607 | FR_91282CLE9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020607 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020607 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	12.50%
C000020607 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	36.80%
C000020607 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	2.10%
C000020607 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	48.30%
C000020607 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	0.30%
C000020611 | FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020611 | FR_23204G100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020611 | FR_03076K108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020611 | FR_30257X104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020611 | FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020611 | FR_464287556
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020611 | FR_78464A870
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020611 | FR_53220K504
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020611 | FR_46817M107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020611 | FR_04911A107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020611 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	26.00%
C000020611 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	21.70%
C000020611 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	12.20%
C000020611 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	10.70%
C000020611 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	7.70%
C000020611 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.90%
C000020611 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.90%
C000020611 | SectorInvestment companies
Holdings [Line Items]
Percent of Total Investments	3.30%
C000020611 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.20%
C000020611 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.80%
C000020611 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	0.60%
C000020605 | FR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020605 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020605 | FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020605 | FR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020605 | FR_ACI1RCRC2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020605 | FR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020605 | FR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020605 | FR_572797900
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020605 | FR_523148906
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020605 | FR_711038901
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020605 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	25.50%
C000020605 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	20.20%
C000020605 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.70%
C000020605 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	8.40%
C000020605 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	10.10%
C000020605 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.60%
C000020605 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.00%
C000020605 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.50%
C000020605 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	8.00%
C000020605 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	4.60%
C000020605 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.40%
C000020605 | Japan
Holdings [Line Items]
Percent of Total Investments	21.70%
C000020605 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	14.20%
C000020605 | France
Holdings [Line Items]
Percent of Total Investments	9.70%
C000020605 | Germany
Holdings [Line Items]
Percent of Total Investments	9.10%
C000020605 | Switzerland
Holdings [Line Items]
Percent of Total Investments	7.70%
C000020605 | Australia
Holdings [Line Items]
Percent of Total Investments	7.20%
C000020605 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.70%
C000020605 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	3.80%
C000020605 | Italy
Holdings [Line Items]
Percent of Total Investments	3.70%
C000020605 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.50%
C000020605 | Spain
Holdings [Line Items]
Percent of Total Investments	13.70%
C000200587 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000200587 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000200587 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000200587 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000200587 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000200587 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000200587 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000200587 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000200587 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200587 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000200587 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.30%
C000200587 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	9.10%
C000200587 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.10%
C000200587 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	34.40%
C000200587 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.60%
C000200587 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.30%
C000200587 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.30%
C000200587 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.30%
C000200587 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	4.30%
C000200587 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.10%
C000200587 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.20%